NUVEEN INTERNATIONAL SELECT FUND

SUPPLEMENT DATED MARCH 11, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011,

AS PREVIOUSLY SUPPLEMENTED MARCH 2, 2011

In the "Shareholder Fees" table on page 67 of the prospectus, the correct maximum deferred sales charge (load), as a percentage of the lesser of purchase price or redemption proceeds, for Class R3 shares of the Nuveen International Select Fund is none. The maximum deferred sales charge of 1.00% as shown in the initially printed prospectus was incorrect, and no deferred sales charge was charged to any shareholder of Class R3 shares of the fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000820892
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 11, 2011
Prospectus Date	rr_ProspectusDate	Mar 11, 2011
First American International Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000820892_SupplementTextBlock

NUVEEN INTERNATIONAL SELECT FUND

SUPPLEMENT DATED MARCH 11, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011,

AS PREVIOUSLY SUPPLEMENTED MARCH 2, 2011

In the "Shareholder Fees" table on page 67 of the prospectus, the correct maximum deferred sales charge (load), as a percentage of the lesser of purchase price or redemption proceeds, for Class R3 shares of the Nuveen International Select Fund is none. The maximum deferred sales charge of 1.00% as shown in the initially printed prospectus was incorrect, and no deferred sales charge was charged to any shareholder of Class R3 shares of the fund.